Financial liabilities held for trading	12 Months Ended
Dec. 31, 2017
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Financial liabilities held for trading

Note 18 – Financial liabilities held for trading

Financial liabilities held for trading are presented in the following table:

	12/31/2017	12/31/2016
Structured notes
Shares	58	49
Debt securities	407	470

Total	465	519

The effect of the changes in credit risk of these instruments is not significant at 12/31/2017 and 12/31/2016.

For shares, in view of the characteristics of the instrument, there is no definite value to be paid at the maturity date. For debt securities, the amount to be paid at maturity comprises several exchange rates and indices, and there is no contractual amount for settlement.

The fair value of financial liabilities held for trading by maturity is as follows:

	12/31/2017	12/31/2016
	Cost / Fair value	Cost / Fair value
Current—up to one year	55	134
Non-current	410	385
From one to five years	319	295
From five to ten years	50	52
After ten years	41	38

Total	465	519